Disclosure of exploration and evaluation assets by location (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Exploration and evaluation assets	$ 1,841,966	$ 2,145,000
Asia Pacific [Member]
Statement [Line Items]
Exploration and evaluation assets	0	81,124
Sweden [Member]
Statement [Line Items]
Exploration and evaluation assets	437,755	437,755
Turkey [Member]
Statement [Line Items]
Exploration and evaluation assets	232,547	232,547
USA [Member]
Statement [Line Items]
Exploration and evaluation assets	$ 1,171,664	$ 1,393,574